Deferred income tax assets and liabilities and income tax expense - Schedule of deferred tax assets and liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset, net	$ 3,565	$ 5,743
Deferred income tax liabilities, net	64,398	383,128
Deferred income tax asset, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset, net	3,565	5,743
Deferred income tax liabilities, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset, net	3,565	5,743
Deferred income tax liabilities, net	$ 64,398	$ 383,128